Significant Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
MFC Bancorp and its Significant Subsidiaries
Proportion of Interest	99.68%
Merkanti Holding plc
MFC Bancorp and its Significant Subsidiaries
Subsidiaries	Merkanti Holding plc.
Country of Incorporation	Malta
Proportion of Interest	99.96%
1178936 B.C. Ltd
MFC Bancorp and its Significant Subsidiaries
Subsidiaries	1178936 B.C. Ltd.
Country of Incorporation	Canada
Proportion of Interest	100.00%
Merkanti (A) International Ltd.
MFC Bancorp and its Significant Subsidiaries
Subsidiaries	Merkanti (A) International Ltd.
Country of Incorporation	Malta
Proportion of Interest	99.96%
Merkanti (D) International Ltd.
MFC Bancorp and its Significant Subsidiaries
Subsidiaries	Merkanti (D) International Ltd.
Country of Incorporation	Malta
Proportion of Interest	99.96%